NATURE OF OPERATIONS (Details Textual) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 09, 2015	Jun. 20, 2016	Mar. 29, 2016	Jan. 29, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Oct. 06, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10	Company effected a 1-for-12 reverse stock split of its outstanding common stock as a measure to regain compliance.			reverse split of the Companys outstanding common stock at a ratio of 1-for-12. On June 20, 2016, the Company effected the 1-for-12 reverse stock split. Upon effectiveness of the reverse stock split, every 12 shares of outstanding common stock decreased to one share of common stock.
Stock Closing Bid Price Minimum			$ 1.00
Business Combination, Consideration Transferred					$ 3,000,000	$ 0	$ 3,000,000
Debt Instrument, Face Amount							$ 2,000,000	$ 2,000,000
First Notice [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bid Price Per Share					$ 1.00
Integrated Microwave Technologies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Consideration Transferred				$ 3,000,000
Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount				$ 1,500,000
Debt Instrument, Maturity Date				Mar. 31, 2016
Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount				$ 1,500,000
Debt Instrument, Maturity Date				Jul. 29, 2017